DERIVATIVE INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain (loss) on derivatives recognized in OCI Description	Operating expenses	Operating expenses
Gain (loss) on derivatives recognized in OCI	$ 1,211	$ (205)
Gain (loss) recognized in income on derivatives (effective portion)	$ (332)	$ 857